Leases - Schedule of Other Information Related to Operating Leases (Detail)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
Weighted-average remaining lease term	4 years 2 months 12 days	4 years	5 years 1 month 6 days	5 years 4 months 24 days	6 years 3 months 18 days
Weighted-average discount rate	4.51%	4.43%	4.45%	4.48%	4.74%